Employee Compensation and Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer percent match of employee contributions	50.00%
Employer match limit, percent of employee compensation	2.00%
Contributions to 401(k)	$ 3.8	$ 4.2	$ 0.4
Compensation expense recognized	$ 13.5	$ 28.4	$ 7.2
Common stock remaining available for future issuance (in shares)	9,316,758
Contractual term of all options granted	10 years
Unrecognized compensation costs related to non-vested stock options	$ 9.0
Weighted average remaining requisite service period	1 year 9 months 25 days
Liberty Home Equity Solutions, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer percent match of employee contributions	100.00%
Defined contribution plan, applicable period following acquisition	12 months
Defined contribution plan, percentage of employees covered	6.00%
Minimum [Member] | Liberty Home Equity Solutions, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer match limit, percent of employee compensation	1.00%
Maximum [Member] | Liberty Home Equity Solutions, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer match limit, percent of employee compensation	6.00%
Time Based Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Time-based option termination period after employee termination	3 years